Related parties - Other information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of transactions between related parties
Balances due under the agreement			$ 17,775	$ 40,931	$ 58,554
Due from related parties	$ 1,244		8,266		23,442
Aggregate compensation of short and long-term benefits	$ 191,071	$ 3,600,762	3,125,393	2,823,647
(Benefit) arising from cash-settled share-based payments transactions			(5,238)	(25,498)
Expense arising from cash-settled share-based payments transactions		40,724
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security services expenses		$ 3,120	2,804	1,838
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Agreement term	5 years	5 years
Balances due under the agreement			15,024	15,951	1,474
Aircraft, engine maintenance and technical support		$ 207,439	346,522	251,731
Human Capital International
Disclosure of transactions between related parties
Balances due under the agreement			0	0	0
Professional services expenses		0	324	816
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Balances due under the agreement			0	24,980	39,838
Expenses under the agreement		37,026	0	200,035
SearchForce, Inc.
Disclosure of transactions between related parties
Expenses under the agreement		0	0	1,946
Mijares, Angoitia, Corts y Fuentes
Disclosure of transactions between related parties
Balances due under the agreement					996
Expenses under the agreement		1,321	1,672	0
Frontier
Disclosure of transactions between related parties
Balances due under the agreement			2,751		16,246
Due from related parties			8,266		23,442
Revenue under this agreement		208,968	8,358
Directors and officers
Disclosure of transactions between related parties
Share-based payments transactions		49,659	19,980	13,508
(Benefit) arising from cash-settled share-based payments transactions			(5,238)	(25,498)
Expense arising from cash-settled share-based payments transactions		40,724
Provision for cash bonuses			50,000	0	$ 80,634
Chairman and independent members of the board of directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		8,085	7,178	8,993
Rest of the directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		4,367	5,217	7,834
Senior managers
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		$ 237,846	$ 180,001	$ 134,370